MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION [Abstract]
Minimum annual appropriations to general reserve fund, as a percent of after-tax profits.	10.00%
Balance of PRC subsidiaries reserves	$ 14,299	$ 14,299
Restricted capital and reserves	$ 113,505	$ 134,571